                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (612) 671-1947

                      Date of fiscal year end: November 30

                     Date of reporting period: May 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
INTERMEDIATE TAX-EXEMPT FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
MAY 31, 2010

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   21

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   23

Financial Highlights...............   24

Notes to Financial Statements......   27

Approval of Investment Management
  Services Agreement...............   39

Proxy Voting.......................   42




--------------------------------------------------------------------------------
2  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Intermediate Tax-Exempt Fund (the Fund) Class A Shares gained
  2.84% (excluding sales charge) for the six months ended May 31, 2010.

> The Fund outperformed the Barclays Capital 3-15 Year Blend Municipal Bond
  Index, which rose 2.78% for the same time period.

> The Fund underperformed the Lipper Intermediate Municipal Debt Funds Index, representing the Fund's peer group, which increased 2.85% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2010)
--------------------------------------------------------------------------------


                            6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Intermediate
  Tax-Exempt Fund Class A
  (excluding sales charge)    +2.84%   +6.67%   +4.06%   +3.34%   +4.25%
-------------------------------------------------------------------------
Barclays Capital 3-15 Year
  Blend Municipal Bond
  Index(1) (unmanaged)        +2.78%   +6.90%   +6.10%   +4.79%   +5.75%
-------------------------------------------------------------------------
Lipper Intermediate
  Municipal Debt Funds
  Index(2)                    +2.85%   +7.31%   +4.64%   +3.85%   +4.83%
-------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital 3-15 Year Blend Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Municipal Debt Funds Index includes the 30 largest intermediate municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
4  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2010
                                                                           SINCE
Without sales charge     6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/13/96)                +2.84%   +6.67%   +4.06%   +3.34%   +4.25%        N/A
-----------------------------------------------------------------------------------
Class B (inception
  11/13/96)                +2.27%   +5.67%   +3.21%   +2.53%   +3.47%        N/A
-----------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +2.47%   +5.87%   +3.28%   +2.57%     N/A       +3.41%
-----------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/13/96)                -0.25%   +3.46%   +3.00%   +2.72%   +3.93%        N/A
-----------------------------------------------------------------------------------
Class B (inception
  11/13/96)                -2.73%   +0.67%   +2.26%   +2.17%   +3.47%        N/A
-----------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +1.47%   +4.87%   +3.28%   +2.57%     N/A       +3.41%
-----------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     1.0 years
--------------------------------------
Effective duration(2)        6.5 years
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
6  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN STATES(1) (at May 31, 2010)
---------------------------------------------------------------------

Texas                                      13.8%
------------------------------------------------
New York                                    9.1%
------------------------------------------------
California                                  8.0%
------------------------------------------------
North Carolina                              6.8%
------------------------------------------------
Massachusetts                               6.2%
------------------------------------------------
Minnesota                                   5.7%
------------------------------------------------
Missouri                                    5.3%
------------------------------------------------
New Jersey                                  4.8%
------------------------------------------------
Washington                                  4.4%
------------------------------------------------
Georgia                                     4.1%
------------------------------------------------




(1) Percentages indicated are based upon total investments excluding (Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1) (at May 31, 2010)
---------------------------------------------------------------------

AAA rating                                 21.9%
------------------------------------------------
AA rating                                  33.4%
------------------------------------------------
A rating                                   29.5%
------------------------------------------------
BBB rating                                  9.1%
------------------------------------------------
Non-investment grade                        6.1%
------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 6.4% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 DEC. 1, 2009   MAY 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,028.40        $3.93           .79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.65        $3.91           .79%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,022.70        $7.69          1.55%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.92        $7.67          1.55%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,024.70        $7.65          1.54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.97        $7.62          1.54%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2010: +2.84% for Class A, +2.27% for Class B and +2.47% for Class C.


--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (96.7%)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
ALABAMA (0.3%)
Alabama Special Care Facilities Financing Authority
 Revenue Bonds
 Series 2008A-1
 06-01-12                            5.000%            $250,000              $267,330
-------------------------------------------------------------------------------------

ARIZONA (2.2%)
Queen Creek Improvement District No. 1
 Special Assessment Bonds
 Series 2006
 01-01-14                            5.000              500,000               510,755
 01-01-18                            5.000              500,000               503,940
Salt River Project Agricultural Improvement & Power District
 Revenue Bonds
 Series 2009A
 01-01-22                            5.000            1,000,000             1,130,240
                                                                      ---------------
Total                                                                       2,144,935
-------------------------------------------------------------------------------------

CALIFORNIA (7.7%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.750              315,000               321,495
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.500              355,000               361,692
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 08-01-17                            4.350              500,000               487,395
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.000              500,000               545,355
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-16                            5.000              375,000               404,389
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.125            1,000,000             1,049,020
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-24                            5.000            1,000,000             1,041,820
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-22                            5.250            1,000,000             1,071,480
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2010
 03-01-25                            5.000            1,000,000             1,035,070
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2009A
 07-01-21                            5.250            1,000,000             1,120,760
                                                                      ---------------
Total                                                                       7,438,476
-------------------------------------------------------------------------------------

COLORADO (2.2%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.800              500,000               406,265
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.250              500,000               507,140
North Range Metropolitan District No. 1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
 12-15-15                            5.000              365,000               340,793
 12-15-17                            5.000              350,000               315,956


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
COLORADO (CONT.)
North Range Metropolitan District No. 2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-14                            5.500%            $555,000              $535,325
                                                                      ---------------
Total                                                                       2,105,479
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (1.9%)
District of Columbia Water & Sewer Authority
 Revenue Bonds
 Series 2009A
 10-01-24                            5.000            1,000,000             1,087,660
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.750              750,000               755,595
                                                                      ---------------
Total                                                                       1,843,255
-------------------------------------------------------------------------------------

FLORIDA (1.6%)
Palm Beach County Health Facilities Authority
 Revenue Bonds
 Waterford Project
 Series 2007
 11-15-10                            4.650              400,000               403,564
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
 11-01-10                            5.500              155,000               134,819
Village Center Community Development District
 Revenue Bonds
 Subordinated Series 2003B
 01-01-18                            6.350            1,000,000             1,006,610
                                                                      ---------------
Total                                                                       1,544,993
-------------------------------------------------------------------------------------

GEORGIA (3.9%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Co. Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.400              500,000               514,590
Gwinnett County Water & Sewerage Authority
 Revenue Bonds
 Series 2008
 08-01-19                            5.000            1,000,000             1,171,110
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
 12-01-17                            5.000            1,750,000             2,074,118
                                                                      ---------------
Total                                                                       3,759,818
-------------------------------------------------------------------------------------

ILLINOIS (0.2%)
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook, Inc. Facility
 Series 2007A
 11-15-12                            5.500              500,000(b)            199,500
-------------------------------------------------------------------------------------

INDIANA (1.3%)
Indiana Finance Authority
 Refunding Revenue Bonds
 Clarian Health Obligation Group
 Series 2006B
 02-15-24                            5.000            1,000,000             1,003,370
Purdue University
 Revenue Bonds
 Student Facilities System
 Series 2009A
 07-01-21                            5.000              200,000               226,530
                                                                      ---------------
Total                                                                       1,229,900
-------------------------------------------------------------------------------------

IOWA (1.4%)
City of Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-17                            5.000              730,000               768,756
Iowa Finance Authority
 Revenue Bonds
 Iowa State Revolving Fund
 Series 2008
 08-01-20                            5.250              500,000               581,280
                                                                      ---------------
Total                                                                       1,350,036
-------------------------------------------------------------------------------------

KANSAS (1.1%)
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
 10-01-22                            5.000              500,000               512,690
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Kansas University Health System
 Series 2006
 09-01-23                            5.000              500,000               517,605
                                                                      ---------------
Total                                                                       1,030,295
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

LOUISIANA (0.5%)
Louisiana State Citizens Property Insurance Corp.
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.000%            $500,000              $523,695
-------------------------------------------------------------------------------------

MASSACHUSETTS (6.0%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (NPFGC/FGIC)
 11-01-14                            5.500            2,000,000             2,336,860
Massachusetts Educational Financing Authority
 Revenue Bonds
 Issue I
 Series 2010B A.M.T.
 01-01-23                            5.500              500,000               509,675
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-19                            5.250            1,000,000             1,195,960
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.000              500,000               557,285
Massachusetts State Water Pollution Abatement
 Revenue Bonds
 State Revolving Fund
 Series 2009-14
 08-01-24                            5.000            1,000,000             1,130,880
                                                                      ---------------
Total                                                                       5,730,660
-------------------------------------------------------------------------------------

MICHIGAN (2.9%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
 10-01-20                            5.000            1,500,000             1,572,015
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.500              455,000               471,844
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan Airport
 Series 2005 (NPFGC) A.M.T.
 12-01-19                            4.750              750,000               742,875
                                                                      ---------------
Total                                                                       2,786,734
-------------------------------------------------------------------------------------

MINNESOTA (5.5%)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-18                            6.000            1,000,000             1,133,099
City of St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.500              750,000               773,160
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008U
 10-01-18                            4.000              225,000               234,144
Osseo Independent School District No. 279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.750            1,000,000             1,007,940
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (NPFGC)
 11-15-22                            5.000            1,025,000             1,075,717
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.250              500,000               503,445
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2008C
 08-01-19                            5.000              500,000               594,365
                                                                      ---------------
Total                                                                       5,321,870
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

MISSOURI (5.1%)
City of Kansas City
 Tax Allocation Bonds
 Kansas City MainCor Project
 Series 2007A
 03-01-12                            5.000%            $295,000              $297,050
Kirkwood Industrial Development Authority
 Revenue Bonds
 Aberdeen Heights
 Series 2010C-2
 11-15-15                            7.000              500,000               501,610
Missouri Highway & Transportation Commission
 Revenue Bonds
 2nd Lien
 Series 2007
 05-01-17                            5.000            1,000,000             1,168,220
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 IATAN 2 Project
 Series 2009A
 01-01-17                            4.500            1,000,000             1,055,970
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2008A
 03-15-18                            5.250            1,000,000             1,191,810
St. Louis County Industrial Development Authority
 Revenue Bonds
 Friendship Village of West County
 Series 2007A
 09-01-10                            5.000              700,000               703,472
                                                                      ---------------
Total                                                                       4,918,132
-------------------------------------------------------------------------------------

NEBRASKA (2.9%)
Elkhorn School District
 Unlimited General Obligation Bonds
 Series 2009
 06-15-19                            5.375              500,000               538,210
Municipal Energy Agency of Nebraska
 Refunding Revenue Bonds
 Series 2009A (BHAC)
 04-01-21                            5.000              750,000               844,905
Nebraska Public Power District
 Revenue Bonds
 Series 2008B
 01-01-20                            5.000              570,000               628,949
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-23                            5.000              700,000               782,817
                                                                      ---------------
Total                                                                       2,794,881
-------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.3%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Co. of New Hampshire Project
 Series 2006B (NPFGC) A.M.T.
 05-01-21                            4.750              250,000               247,078
-------------------------------------------------------------------------------------

NEW JERSEY (4.6%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.625            1,000,000             1,000,360
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-20                            5.000            1,050,000             1,090,698
New Jersey Higher Education Assistance Authority
 Refunding Revenue Bonds
 Series 2010-1A
 12-01-25                            5.000            1,000,000             1,034,420
State of New Jersey
 Certification of Participation
 Equipment Lease Purchase
 Series 2008A
 06-15-23                            5.000            1,000,000             1,057,000
Tobacco Settlement Financing Corp.
 Prerefunded Revenue Bonds
 Series 2003
 06-01-41                            7.000              225,000               264,301
                                                                      ---------------
Total                                                                       4,446,779
-------------------------------------------------------------------------------------

NEW YORK (8.8%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009A
 11-15-26                            5.300              710,000               788,086


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.000%            $500,000              $492,635
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.500              500,000               517,210
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (NPFGC)
 03-15-15                            4.100            1,160,000             1,167,424
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (NPFGC/FGIC)
 01-01-23                            5.000            1,500,000             1,630,065
New York State Urban Development Corp.
 Revenue Bonds
 Series 2002C
 01-01-11                            5.000            1,375,000             1,409,004
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (NPFGC/FGIC) A.M.T.
 12-01-12                            5.000              785,000               847,949
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.250              250,000(c,d)          228,415
Tobacco Settlement Financing Corp.
 Asset-Backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.500            1,250,000             1,365,775
                                                                      ---------------
Total                                                                       8,446,563
-------------------------------------------------------------------------------------

NORTH CAROLINA (6.6%)
Cape Fear Public Utility Authority
 Revenue Bonds
 Series 2008
 08-01-20                            5.000              800,000               912,520
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.000            1,250,000             1,384,812
North Carolina Eastern Municipal Power Agency
 Revenue Bonds
 Series 2009B
 01-01-26                            5.000            1,000,000             1,047,610
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.500              170,000               179,595
North Carolina Municipal Power Agency No. 1
 Revenue Bonds
 Series 2003A
 01-01-11                            5.500              510,000               524,362
 01-01-12                            5.500            1,000,000             1,070,540
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
 04-01-17                            5.000            1,000,000             1,175,530
                                                                      ---------------
Total                                                                       6,294,969
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.8%)
County of Ward
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.250              750,000               781,890
-------------------------------------------------------------------------------------

OHIO (2.7%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                            5.500            2,000,000             2,060,080
County of Miami
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.250              500,000               515,460
                                                                      ---------------
Total                                                                       2,575,540
-------------------------------------------------------------------------------------

OKLAHOMA (1.4%)
Cleveland County Justice Authority
 Revenue Bonds
 Detention Facility Project
 Series 2009A
 03-01-15                            5.000            1,260,000             1,363,358
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

OREGON (1.2%)
Oregon State Department of Administrative Services
 Revenue Bonds
 Series 2009A
 04-01-24                            5.250%          $1,000,000            $1,139,800
-------------------------------------------------------------------------------------

PUERTO RICO (0.5%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.000              500,000(c)            510,785
-------------------------------------------------------------------------------------

SOUTH CAROLINA (0.1%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.000              100,000               104,317
-------------------------------------------------------------------------------------

TEXAS (13.5%)
Central Texas Regional Mobility Authority
 Revenue Bonds
 Senior Lien
 Series 2010
 01-01-19                            5.750              750,000               787,260
 01-01-20                            5.750            1,000,000             1,044,910
City of Arlington
 Revenue Bonds
 Series 2009
 06-01-19                            4.000              955,000             1,028,096
Conroe Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2009A
 02-15-25                            5.250            1,135,000             1,240,906
Dallas County Community College District
 Limited General Obligation Bonds
 Series 2009
 02-15-20                            5.000              750,000(g)            868,913
Dripping Springs Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2008
 (Permanent School Fund Guarantee)
 02-15-26                            5.000            1,000,000             1,087,760
Lewisville Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2009
 08-15-21                            5.000            1,000,000             1,134,910
Southwest Higher Education Authority
 Revenue Bonds
 Southern Methodist University Project
 Series 2009
 10-01-26                            5.000            1,000,000             1,091,930
Spring Independent School District
 Unlimited General Obligation Bonds
 Schoolhouse
 Series 2009
 (Permanent School Fund Guarantee)
 08-15-21                            5.000              750,000               854,235
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
 Buckner Retirement Services, Inc. Project
 Series 2007
 11-15-11                            5.000              750,000               781,080
University of Houston
 Refunding Revenue Bonds
 Series 2009
 02-15-21                            5.000            1,000,000             1,124,400
Uptown Development Authority
 Tax Allocation Bonds
 Infrastructure Improvement Facilities
 Series 2009
 09-01-22                            5.000              750,000               741,150
West Harris County Regional Water Authority
 Revenue Bonds
 Series 2009
 12-15-25                            5.000            1,000,000             1,056,730
                                                                      ---------------
Total                                                                      12,842,280
-------------------------------------------------------------------------------------

VIRGINIA (3.6%)
Tobacco Settlement Financing Corp.
 Asset-Backed Revenue Bonds
 Series 2005
 06-01-26                            5.500              500,000               558,720
Virginia College Building Authority
 Revenue Bonds
 Public Higher Education Financing Program
 Series 2009A
 09-01-24                            5.000            1,000,000             1,114,850
Virginia Resources Authority
 Revenue Bonds
 State Revolving Fund
 Series 2009
 10-01-22                            5.000              500,000               574,990


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
VIRGINIA (CONT.)
Virginia Resources Authority
 Revenue Bonds
 State Revolving Fund
 Subordinated Series 2008
 10-01-19                            5.000%          $1,000,000            $1,166,660
                                                                      ---------------
Total                                                                       3,415,220
-------------------------------------------------------------------------------------

WASHINGTON (4.2%)
Energy Northwest
 Revenue Bonds
 Columbia Generating Station
 Series 2007D
 07-01-22                            5.000            1,000,000             1,108,010
Ocean Shores Local Improvement District
 Special Assessment Bonds
 B.A.N. No. 2007-1
 Series 2008
 08-01-11                            5.000            1,000,000             1,020,810
State of Washington
 Unlimited General Obligation Bonds
 Series 2007A
 07-01-21                            5.000              700,000               779,828
State of Washington
 Unlimited General Obligation Bonds
 Series 2008D
 01-01-20                            5.000            1,000,000             1,134,130
                                                                      ---------------
Total                                                                       4,042,778
-------------------------------------------------------------------------------------

WISCONSIN (1.7%)
State of Wisconsin
 Revenue Bonds
 Series 2009A
 05-01-22                            5.000            1,000,000             1,095,080
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 St. Johns Communities, Inc.
 Series 2009C-2
 09-15-14                            5.400              500,000               499,050
                                                                      ---------------
Total                                                                       1,594,130
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $88,953,554)                                                       $92,795,476
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                  2,006,243             $2,006,243
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,006,243)                                                         $2,006,243
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $90,959,797)(h)                                                    $94,801,719
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MAY 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury Note, 5-
  year                           (9)       $(1,056,938)   July 2010         $(17,029)
U.S. Treasury Note, 5-
  year                          (10)        (1,166,719)   Oct. 2010           (2,359)
U.S. Treasury Note, 10-
  year                           (6)          (724,031)   June 2010          (21,762)
U.S. Treasury Note, 10-
  year                          (19)        (2,277,625)  Sept. 2010           (8,950)
------------------------------------------------------------------------------------
Total                                                                       $(50,100)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 0.77% of net assets at May 31, 2010.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the value of these securities amounted to $228,415 or 0.24% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At May 31, 2010, the value
                    of securities subject to alternative minimum tax
                    represented 6.10% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(g) At May 31, 2010, investments in securities included securities valued at $70,003 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) At May 31, 2010, the cost of securities for federal income tax purposes was approximately $90,960,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $4,510,000
     Unrealized depreciation                           (668,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $3,842,000
     ----------------------------------------------------------





--------------------------------------------------------------------------------
18  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2010:

                                               FAIR VALUE AT MAY 31, 2010
                             --------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)               IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                      $--       $92,795,476         $--        $92,795,476
-------------------------------------------------------------------------------------------
Total Bonds                             --        92,795,476          --         92,795,476
-------------------------------------------------------------------------------------------
Other
  Unaffiliated Money
    Market Fund(b)               2,006,243                --          --          2,006,243
-------------------------------------------------------------------------------------------
Total Other                      2,006,243                --          --          2,006,243
-------------------------------------------------------------------------------------------
Investments in Securities        2,006,243        92,795,476          --         94,801,719
Other Financial
  Instruments(c)                   (50,100)               --          --            (50,100)
-------------------------------------------------------------------------------------------
Total                           $1,956,143       $92,795,476         $--        $94,751,619
-------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
20  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value (identified cost $88,953,554)  $92,795,476
Money market fund (identified cost $2,006,243)                       2,006,243
------------------------------------------------------------------------------
Total investments in securities (identified cost $90,959,797)       94,801,719
Capital shares receivable                                               29,855
Accrued interest receivable                                          1,354,536
Receivable for investment securities sold                               25,596
------------------------------------------------------------------------------
Total assets                                                        96,211,706
------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       70,518
Capital shares payable                                                  53,781
Variation margin payable on futures contracts                           17,023
Accrued investment management services fees                              1,028
Accrued distribution fees                                               19,180
Accrued transfer agency fees                                               177
Accrued administrative services fees                                       185
Other accrued expenses                                                  45,682
------------------------------------------------------------------------------
Total liabilities                                                      207,574
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $96,004,132
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   180,452
Additional paid-in capital                                          92,930,581
Excess of distributions over net investment income                      (1,825)
Accumulated net realized gain (loss)                                  (896,898)
Unrealized appreciation (depreciation) on investments                3,791,822
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $96,004,132
------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $86,412,807           16,240,907                       $5.32(1)
Class B          $ 3,303,535              621,581                       $5.31
Class C          $ 6,287,790            1,182,752                       $5.32
-----------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $5.48. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $1,949,206
Income distributions from money market fund                                88
-----------------------------------------------------------------------------
Total income                                                        1,949,294
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   180,791
Distribution fees
  Class A                                                             105,138
  Class B                                                              16,970
  Class C                                                              26,045
Transfer agency fees
  Class A                                                              28,276
  Class B                                                               1,269
  Class C                                                               1,820
Administrative services fees                                           32,450
Compensation of board members                                           1,517
Custodian fees                                                          1,897
Printing and postage                                                   16,760
Registration fees                                                      19,670
Professional fees                                                       9,610
Other                                                                   5,133
-----------------------------------------------------------------------------
Total expenses                                                        447,346
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (48,741)
-----------------------------------------------------------------------------
Total net expenses                                                    398,605
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     1,550,689
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                                57,987
  Futures contracts                                                  (119,593)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                               (61,606)
Net change in unrealized appreciation (depreciation) on
  investments                                                       1,110,280
-----------------------------------------------------------------------------
Net gain (loss) on investments                                      1,048,674
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $2,599,363
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                            MAY 31, 2010  NOV. 30, 2009
                                                                             (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                              $ 1,550,689   $  2,958,058
Net realized gain (loss) on investments                                          (61,606)      (137,365)
Net change in unrealized appreciation (depreciation) on
  investments                                                                  1,110,280      6,742,206
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                2,599,363      9,562,899
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                   (1,437,012)    (2,740,889)
    Class B                                                                      (45,073)      (120,894)
    Class C                                                                      (69,476)       (98,283)
-------------------------------------------------------------------------------------------------------
Total distributions                                                           (1,551,561)    (2,960,066)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                               9,024,634     26,447,761
  Class B shares                                                                 121,492        768,543
  Class C shares                                                               1,730,539      2,574,059
Reinvestment of distributions at net asset value
  Class A shares                                                               1,197,999      2,334,360
  Class B shares                                                                  38,572        106,042
  Class C shares                                                                  64,753         90,536
Conversions from Class B to Class A
  Class A shares                                                                      --      1,028,657
  Class B shares                                                                      --     (1,028,657)
Payments for redemptions
  Class A shares                                                              (8,831,168)   (19,261,264)
  Class B shares                                                                (413,095)    (1,457,107)
  Class C shares                                                                (326,512)      (477,435)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions              2,607,214     11,125,495
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        3,655,016     17,728,328
Net assets at beginning of period                                             92,349,116     74,620,788
-------------------------------------------------------------------------------------------------------
Net assets at end of period                                                  $96,004,132   $ 92,349,116
-------------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                           $    (1,825)  $       (953)
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                      YEAR ENDED NOV. 30,
CLASS A                                              MAY 31, 2010        ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $5.26            $4.87       $5.22      $5.33      $5.29      $5.39
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09              .18         .18        .19        .17        .17
Net gains (losses) (both realized and
 unrealized)                                               .06              .39        (.35)      (.12)       .07       (.08)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15              .57        (.17)       .07        .24        .09
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.18)       (.18)      (.18)      (.17)      (.16)
Distributions from realized gains                           --               --          --         --       (.03)      (.03)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.18)       (.18)      (.18)      (.20)      (.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.32            $5.26       $4.87      $5.22      $5.33      $5.29
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.84%           11.82%      (3.39%)     1.46%      4.72%      1.73%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(b)                                           N/A              N/A         N/A       .95%       .92%       .93%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(b),(c)                                       N/A              N/A         N/A       .80%       .79%       .87%
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)                                             .90%(d)          .94%        .96%       .94%       .92%       .93%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(c)                                          .79%(d)          .79%        .79%       .79%       .79%       .87%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.42%(d)         3.46%       3.50%      3.53%      3.32%      3.04%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $86              $84         $68        $65        $79       $102
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              26%         36%        53%        35%        16%
----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                      YEAR ENDED NOV. 30,
CLASS B                                              MAY 31, 2010        ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $5.26            $4.87       $5.22      $5.32      $5.28      $5.39
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .14         .14        .14        .13        .12
Net gains (losses) (both realized and
 unrealized)                                               .05              .39        (.35)      (.09)       .07       (.08)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .12              .53        (.21)       .05        .20        .04
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.14)       (.14)      (.15)      (.13)      (.12)
Distributions from realized gains                           --               --          --         --       (.03)      (.03)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.14)       (.14)      (.15)      (.16)      (.15)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.31            $5.26       $4.87      $5.22      $5.32      $5.28
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.27%           10.97%      (4.10%)      .88%      3.93%       .78%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(b)                                           N/A              N/A         N/A      1.71%      1.69%      1.68%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(b),(c)                                       N/A              N/A         N/A      1.55%      1.55%      1.63%
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)                                            1.65%(d)         1.68%       1.70%      1.70%      1.69%      1.68%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(c)                                         1.55%(d)         1.55%       1.55%      1.55%      1.55%      1.63%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.65%(d)         2.71%       2.77%      2.76%      2.54%      2.28%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $4          $5         $7        $10        $17
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              26%         36%        53%        35%        16%
----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                      YEAR ENDED NOV. 30,
CLASS C                                              MAY 31, 2010        ---------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006       2005
Net asset value, beginning of period                     $5.26            $4.87       $5.22      $5.32      $5.28      $5.39
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .14         .14        .15        .13        .13
Net gains (losses) (both realized and
 unrealized)                                               .06              .39        (.35)      (.10)       .07       (.09)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .13              .53        (.21)       .05        .20        .04
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.14)       (.14)      (.15)      (.13)      (.12)
Distributions from realized gains                           --               --          --         --       (.03)      (.03)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.14)       (.14)      (.15)      (.16)      (.15)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.32            $5.26       $4.87      $5.22      $5.32      $5.28
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.47%           10.98%      (4.10%)      .88%      3.93%       .79%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(b)                                           N/A              N/A         N/A      1.70%      1.69%      1.69%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(b),(c)                                       N/A              N/A         N/A      1.55%      1.55%      1.62%
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)                                            1.64%(d)         1.70%       1.71%      1.69%      1.69%      1.69%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(c)                                         1.54%(d)         1.54%       1.54%      1.54%      1.55%      1.62%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.67%(d)         2.70%       2.76%      2.77%      2.55%      2.29%
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $5          $2         $3         $4         $6
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              26%         36%        53%        35%        16%
----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MAY 31, 2010)

1. ORGANIZATION

RiverSource Intermediate Tax-Exempt Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, and Class C shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

INVERSE FLOATER PROGRAM TRANSACTIONS
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trust, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income

--------------------------------------------------------------------------------
28  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent upon both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust, if any, are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2010, and for the six months then ended, the Fund had no outstanding short-term floating rate notes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or

--------------------------------------------------------------------------------
30  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MAY 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net assets --
                                                      unrealized
Interest rate                                         depreciation on
  contracts          N/A                      N/A     investments            $50,100*
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Interest rate contracts                           $(119,593)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Interest rate contracts                             $17,944
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $5.2 million at May 31, 2010. The monthly average gross notional amount for short contracts was $2 million for the six months ended May 31, 2010. The fair value of such contracts at May 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.39% to 0.25% as the Fund's net assets increase. The management fee for the six months ended May 31, 2010 was 0.39% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended May 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
32  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


administrative services to the Fund and the Board. For the six months ended May 31, 2010, other expenses paid to this company were $130.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $121,000 and $44,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $52,209 for Class A, $1,232 for Class B and $323 for Class C for the six months ended May 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended May 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A..............................................  0.79%
Class B..............................................  1.55
Class C..............................................  1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.............................................  $7,249
Class B.............................................     292
Class C.............................................     518


The management fees waived/reimbursed at the Fund level were $40,682.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Jan. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.79%
Class B..............................................  1.55
Class C..............................................  1.54


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,787,120 and $2,655,130, respectively, for the six months ended May 31, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
34  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         MAY 31, 2010    NOV. 30, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       1,708,803        5,254,268
Converted from Class B*                           --          198,966
Reinvested distributions                     226,730          454,436
Redeemed                                  (1,673,185)      (3,789,801)
----------------------------------------------------------------------
Net increase (decrease)                      262,348        2,117,869
----------------------------------------------------------------------

CLASS B
Sold                                          23,039          154,065
Reinvested distributions                       7,303           20,754
Converted to Class A*                             --         (198,967)
Redeemed                                     (78,219)        (285,637)
----------------------------------------------------------------------
Net increase (decrease)                      (47,877)        (309,785)
----------------------------------------------------------------------

CLASS C
Sold                                         328,247          506,531
Reinvested distributions                      12,255           17,587
Redeemed                                     (61,908)         (94,968)
----------------------------------------------------------------------
Net increase (decrease)                      278,594          429,150
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended May 31, 2010.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $704,163 at Nov. 30, 2009, that if not offset by capital gains will expire as follows:

  2014        2016        2017
$177,579    $361,418    $165,166


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as

--------------------------------------------------------------------------------
36  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
38  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
40  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
42  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6324 R (7/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
MAY 31, 2010

RIVERSOURCE TAX-EXEMPT BOND FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH AS MUCH CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES AS POSSIBLE WITH ONLY MODEST RISK TO THE SHAREHOLDER'S INVESTMENTS.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   30

Statement of Operations............   31

Statements of Changes in Net
  Assets...........................   32

Financial Highlights...............   33

Notes to Financial Statements......   36

Approval of Investment Management
  Services Agreement...............   48

Proxy Voting.......................   51




--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt Bond Fund (the Fund) Class A shares gained 3.79%
  (excluding sales charge) for the six months ended May 31, 2010.

> The Fund underperformed the Barclays Capital Municipal Bond 3 Plus Year Index, which rose 3.96% for the same period.

> The Fund also underperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which increased 4.36% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2010)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Tax-Exempt
  Bond Fund Class A
  (excluding sales
  charge)                    +3.79%    +8.67%   +3.89%   +3.44%   +4.95%
-------------------------------------------------------------------------
Barclays Capital
  Municipal Bond 3 Plus
  Year Index(1)
  (unmanaged)                +3.96%    +9.33%   +5.42%   +4.62%   +6.16%
-------------------------------------------------------------------------
Lipper General Municipal
  Debt Funds Index(2)        +4.36%   +10.47%   +3.78%   +3.68%   +5.24%
-------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital Municipal Bond 3 Plus Year Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2010
                                                                           SINCE
Without sales charge     6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/24/76)                +3.79%   +8.67%   +3.89%   +3.44%   +4.95%        N/A
-----------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +3.69%   +8.14%   +3.21%   +2.72%   +4.19%        N/A
-----------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +3.69%   +7.86%   +3.12%   +2.72%     N/A       +3.97%
-----------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/24/76)                -1.15%   +3.51%   +2.23%   +2.44%   +4.44%        N/A
-----------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -1.31%   +3.14%   +2.27%   +2.37%   +4.19%        N/A
-----------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +2.69%   +6.86%   +3.12%   +2.72%     N/A       +3.97%
-----------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    12.4 years
--------------------------------------
Effective duration(2)       10.5 years
--------------------------------------


(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.


--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN STATES(1) (at May 31, 2010)
---------------------------------------------------------------------

California                                 14.1%
------------------------------------------------
Illinois                                   10.1%
------------------------------------------------
New York                                    5.5%
------------------------------------------------
Missouri                                    5.4%
------------------------------------------------
Washington                                  5.0%
------------------------------------------------
Georgia                                     4.9%
------------------------------------------------
Texas                                       4.7%
------------------------------------------------
Massachusetts                               4.1%
------------------------------------------------
Louisiana                                   3.8%
------------------------------------------------
Wisconsin                                   3.7%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at May 31, 2010)
---------------------------------------------------------------------

AAA rating                                 25.3%
------------------------------------------------
AA rating                                  19.8%
------------------------------------------------
A rating                                   33.2%
------------------------------------------------
BBB rating                                 16.4%
------------------------------------------------
Non-investment grade                        2.5%
------------------------------------------------
Non-rated                                   2.8%
------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 2.08% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                 DEC. 1, 2009   MAY 31, 2010  THE PERIOD(a)  EXPENSE RATIO(b)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,037.90        $4.00             .80%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.60        $3.96             .80%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,036.90        $7.79            1.56%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.87        $7.71            1.56%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,036.90        $7.74            1.55%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.92        $7.67            1.55%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended May 31, 2010: +3.79% for Class A, +3.69% for Class B and +3.69% for Class C.


--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.8%)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
ALABAMA (0.4%)
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                            5.250%          $1,500,000            $1,255,215
Selma Industrial Development Board
 Revenue Bonds
 Gulf Opportunity Zone-International Paper
 Series 2010
 05-01-34                            5.800            1,100,000             1,112,100
                                                                      ---------------
Total                                                                       2,367,315
-------------------------------------------------------------------------------------

ARIZONA (2.0%)
Arizona Health Facilities Authority
 Revenue Bonds
 Banner Health
 Series 2008D
 01-01-32                            5.375            7,500,000             7,656,525
Maricopa County Pollution Control Corp.
 Refunding Revenue Bonds
 Southern California Education Co.
 Series 2000B
 06-01-35                            5.000            2,225,000             2,230,207
Queen Creek Improvement District No. 1
 Special Assessment Bonds
 Series 2006
 01-01-19                            5.000              755,000               759,424
 01-01-20                            5.000              580,000               582,662
 01-01-21                            5.000            1,000,000             1,003,111
University Medical Center Corp.
 Revenue Bonds
 Series 2009
 07-01-39                            6.500            1,000,000             1,069,260
                                                                      ---------------
Total                                                                      13,301,189
-------------------------------------------------------------------------------------

ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-Backed Securities Program
 Series 2003A (GNMA/FNMA)
 07-01-34                            4.900            1,085,000             1,118,613
-------------------------------------------------------------------------------------

CALIFORNIA (14.2%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (NPFGC)
 02-01-33                            4.750            1,655,000             1,665,244
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.250            1,000,000               995,510
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.250              500,000               567,705
 10-01-38                            6.500            1,000,000             1,130,320
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
 06-01-14                            5.500            7,275,000             7,865,657
California State University
 Revenue Bonds
 Systemwide
 Series 2009A
 11-01-29                            5.250            3,000,000             3,193,290
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.250            2,500,000             2,274,500


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.250%          $3,500,000            $3,428,495
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                            4.653            1,000,000(g)            699,140
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (NPFGC)
 06-15-23                            5.000            4,795,000             5,057,910
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2004 (NPFGC)
 08-01-28                            5.500            3,000,000             3,177,510
Fremont Union High School District
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.750            1,075,000             1,082,170
Golden State Tobacco Securitization Corp.
 Asset-Backed Revenue Bonds
 Senior Series 2007A-1
 06-01-47                            5.125            2,000,000             1,312,440
 06-01-47                            5.750            1,000,000               729,670
Golden State Tobacco Securitization Corp.
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.750              750,000               870,690
 06-01-40                            6.625              900,000             1,041,516
Lakeside Union Elementary School District
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.000            1,250,000             1,272,013
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009I
 07-01-24                            5.000            1,900,000             2,061,652
 07-01-29                            5.000            1,200,000             1,248,864
Rowland Water District
 Certificate of Participation
 Recycled Water Project
 Series 2008
 12-01-39                            6.250            1,500,000             1,637,325
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Senior Series 2009A
 05-15-34                            5.250            1,500,000             1,597,005
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay South Redevelopment
 Series 2009D
 08-01-31                            6.500              500,000               532,635
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.000            5,000,000             5,109,150
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.000            1,150,000             1,187,410
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-35                            4.750            7,500,000             6,893,100
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 06-01-37                            5.000            1,235,000             1,188,972
 12-01-37                            5.000            3,000,000             2,887,230
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-31                            5.750           12,000,000            12,759,359


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2010
 03-01-30                            5.250%          $1,000,000            $1,021,360
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2007
 08-01-30                            4.500            5,550,000             5,106,833
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.300                2,000                 2,031
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (AGM)
 09-01-21                            5.000            3,255,000             3,348,972
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.750            3,405,000             3,413,819
University of California
 Revenue Bonds
 Series 2009O
 05-15-39                            5.250            2,300,000             2,469,924
West Covina Community Development Commission
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
 09-01-17                            6.000            5,000,000             5,604,400
                                                                      ---------------
Total                                                                      94,433,821
-------------------------------------------------------------------------------------

COLORADO (1.7%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-22                            4.950            1,000,000               711,600
 12-01-26                            5.000              500,000               328,140
City of Aurora
 Refunding Revenue Bonds
 1st Lien
 Series 2008A
 08-01-33                            5.000            2,000,000             2,060,740
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.250              500,000               507,140
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2009A
 06-01-38                            6.125            2,750,000             2,797,245
Colorado State Board of Governors
 Revenue Bonds
 Series 2009A
 03-01-34                            5.000            1,600,000             1,680,912
North Range Metropolitan District No. 1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                            7.250            1,820,000             1,995,776
North Range Metropolitan District No. 2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                            5.500              735,000               603,979
 12-15-37                            5.500              820,000               628,522
                                                                      ---------------
Total                                                                      11,314,054
-------------------------------------------------------------------------------------

CONNECTICUT (1.1%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 Series 2008-Z3
 07-01-42                            5.050            7,150,000             7,546,039
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
District of Columbia Water & Sewer Authority
 Refunding Revenue Bonds
 Subordinated Lien
 Series 2008A
 10-01-29                            5.000            1,515,000             1,596,189
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

FLORIDA (3.2%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First, Inc. Project
 Series 2005
 04-01-34                            5.000%          $6,435,000            $6,026,183
Broward County School Board
 Certificate of Participation
 Series 2003 (NPFGC)
 07-01-24                            5.000            3,000,000             3,053,130
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (NPFGC)
 04-01-20                            6.020            4,360,000(g)          2,637,756
Florida State Board of Education
 Unlimited General Obligation Bonds
 Capital Outlay 2008
 Series 2009B
 06-01-26                            5.000            1,380,000             1,501,633
 06-01-27                            5.000            1,450,000             1,569,451
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2004B
 06-01-24                            5.000            1,400,000             1,506,904
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2002B
 11-15-23                            5.250            1,000,000             1,105,110
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006C
 11-15-36                            5.250               50,000                59,010
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-32                            5.125              105,000               123,134
Highlands County Health Facilities Authority
 Unrefunded Revenue Bonds
 Adventist
 Series 2006G
 11-15-32                            5.125            2,895,000             2,919,492
Sarasota County Health Facilities Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                            5.000              410,000               417,938
                                                                      ---------------
Total                                                                      20,919,741
-------------------------------------------------------------------------------------

GEORGIA (5.0%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Co. Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.400            3,500,000             3,602,130
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (NPFGC)
 08-01-25                            5.200            2,665,000             2,965,052
City of Atlanta
 Revenue Bonds
 Series 2001A (NPFGC)
 11-01-39                            5.000            1,950,000             1,920,380
DeKalb County Hospital Authority
 Revenue Bonds
 DeKalb Medical Center, Inc. Project
 Series 2010
 09-01-40                            6.125            6,250,000             6,275,250
Gainesville & Hall County Hospital Authority
 Revenue Bonds
 Northeast Georgia Health Care
 Series 2010A
 02-15-45                            5.500            7,500,000             7,295,625
Gwinnett County School District
 Unlimited General Obligation Bonds
 Series 2008
 02-01-36                            5.000            7,610,000             8,087,604


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
GEORGIA (CONT.)
State of Georgia
 Unlimited General Obligation Bonds
 Series 2009B
 01-01-26                            5.000%          $2,500,000            $2,797,750
                                                                      ---------------
Total                                                                      32,943,791
-------------------------------------------------------------------------------------

HAWAII (0.2%)
Hawaii Pacific Health
 Revenue Bonds
 Series 2010A
 07-01-40                            5.500            1,500,000(i)          1,480,365
-------------------------------------------------------------------------------------

ILLINOIS (10.2%)
Cook County Community Consolidated School District No. 21 Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (AGM)
 12-01-19                            6.030            3,140,000(g)          2,256,969
Illinois Finance Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
 10-01-22                            5.625            2,500,000             2,551,100
Illinois Finance Authority
 Refunding Revenue Bonds
 Swedish Covenant
 Series 2010A
 08-15-38                            6.000            2,475,000             2,487,400
Illinois Finance Authority
 Revenue Bonds
 Northwest Community Hospital
 Series 2008A
 07-01-33                            5.375            1,000,000             1,038,130
Illinois Finance Authority
 Revenue Bonds
 Northwestern Memorial Hospital
 Series 2009A
 08-15-30                            5.750            3,000,000             3,247,140
Illinois Finance Authority
 Revenue Bonds
 Riverside Health System
 Series 2009
 11-15-35                            6.250            1,000,000             1,051,720
Illinois Finance Authority
 Revenue Bonds
 Rush University Medical Center
 Series 2009C
 11-01-39                            6.625            2,150,000             2,323,398
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook, Inc. Facility
 Series 2007A
 11-15-12                            5.500              500,000(b)            199,500
Illinois Finance Authority
 Revenue Bonds
 Sherman Health System
 Series 2007A
 08-01-37                            5.500            9,000,000             8,220,329
Illinois Finance Authority
 Revenue Bonds
 Silver Cross & Medical Centers
 Series 2009
 08-15-38                            6.875           10,700,000            11,385,120
Illinois Finance Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
 07-01-25                            5.250            6,770,000             7,364,677
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                            7.750           13,745,000(g)          9,494,083
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
 06-15-21                            6.540            1,870,000(g)          1,239,268


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
ILLINOIS (CONT.)
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (NPFGC)
 06-15-42                            5.250%          $4,000,000            $4,036,840
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (NPFGC/FGIC)
 06-15-10                            6.646              240,000(g)            239,813
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (NPFGC)
 04-01-26                            5.550            4,000,000(g)          1,680,440
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (AGM)
 05-01-26                            5.250            8,500,000             8,688,445
                                                                      ---------------
Total                                                                      67,504,372
-------------------------------------------------------------------------------------

INDIANA (2.7%)
County of St. Joseph
 Revenue Bonds
 Notre Dame Du Lac Project
 Series 2009
 03-01-36                            5.000            5,000,000             5,313,250
Indiana Finance Authority
 Improvement Refunding Revenue Bonds
 U.S. Steel Corp.
 Series 2010
 12-01-26                            6.000            5,000,000             5,104,000
Indiana Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
 06-01-15                            7.250              735,000               758,410
Indiana Finance Authority
 Refunding Revenue Bonds
 Clarian Health Obligation Group
 Series 2006B
 02-15-33                            5.000            1,050,000               997,962
Indiana Finance Authority
 Refunding Revenue Bonds
 Sisters of St. Francis Health
 Series 2008
 11-01-32                            5.375            1,000,000             1,038,020
Indiana Finance Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                            5.000              625,000               590,413
Indiana Finance Authority
 Revenue Bonds
 Parkview Health System
 Series 2009A
 05-01-31                            5.750            1,000,000             1,031,630
Indiana Finance Authority
 Revenue Bonds
 State Revolving Fund Program
 Series 2006A
 02-01-25                            5.000            2,000,000             2,173,300
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital, Inc.
 Series 2007
 09-01-37                            5.700            1,050,000(d)            920,346
                                                                      ---------------
Total                                                                      17,927,331
-------------------------------------------------------------------------------------

IOWA (0.3%)
City of Coralville
 Tax Allocation Bonds
 Series 2007C
 06-01-39                            5.125            2,425,000             2,196,517
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

KANSAS (0.6%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Kansas University Health System
 Series 2006
 09-01-25                            5.000%          $1,325,000            $1,365,068
Wyandotte County-Kansas City Unified Government
 Revenue Bonds
 Capital Appreciation Sales Tax Subordinated Lien
 Zero Coupon
 Series 2010
 06-01-21                            6.171            5,250,000(g)          2,786,438
                                                                      ---------------
Total                                                                       4,151,506
-------------------------------------------------------------------------------------

KENTUCKY (3.2%)
County of Ohio
 Refunding Revenue Bonds
 Big Rivers Electric Corp. Project
 Series 2010A
 07-15-31                            6.000            3,200,000(i)          3,200,000
Kentucky Economic Development Finance Authority
 Refunding Revenue Bonds
 Owensboro Medical Health
 Series 2010B
 03-01-40                            6.375            1,700,000             1,753,890
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Baptist Healthcare System
 Series 2009A
 08-15-24                            5.375            1,000,000             1,080,130
 08-15-27                            5.625            1,000,000             1,088,640
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Kings Daughters Medical
 Series 2010
 02-01-40                            5.000            3,700,000             3,643,464
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Louisville Arena
 Subordinated Series 2008A-1
 12-01-33                            6.000              800,000               880,504
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Owensboro Medical Health System
 Series 2010A
 03-01-45                            6.500            2,950,000             3,044,076
Louisville/Jefferson County Metropolitan Government
 Revenue Bonds
 Jewish Hospital St. Mary's Healthcare
 Series 2008
 02-01-27                            5.750            6,000,000             6,183,179
                                                                      ---------------
Total                                                                      20,873,883
-------------------------------------------------------------------------------------

LOUISIANA (3.8%)
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
 09-01-12                            6.630            6,250,000(g)          5,637,813
Louisiana State Citizens Property Insurance Corp. Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.000            1,500,000             1,571,085
New Orleans Aviation Board
 Revenue Bonds
 Consolidated Rental Car
 Series 2009A
 01-01-40                            6.500            4,600,000             4,815,142
Tobacco Settlement Financing Corp.
 Asset-Backed Revenue Bonds
 Series 2001B
 05-15-30                            5.500            6,735,000             6,738,569
 05-15-39                            5.875            6,540,000             6,384,283
                                                                      ---------------
Total                                                                      25,146,892
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

MARYLAND (0.2%)
Maryland Economic Development Corp.
 Revenue Bonds
 University of Maryland College Park Projects
 Series 2008
 06-01-33                            5.750%            $400,000              $405,112
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                            5.750              875,000               878,150
                                                                      ---------------
Total                                                                       1,283,262
-------------------------------------------------------------------------------------

MASSACHUSETTS (3.5%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.250            2,500,000             2,964,150
 08-01-28                            5.250            2,000,000             2,346,220
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (NPFGC/FGIC)
 01-01-27                            5.500            1,500,000             1,721,535
 01-01-28                            5.500            1,500,000             1,720,485
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Senior Series 2005A
 07-01-31                            5.000            2,000,000             2,231,300
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.000              675,000               769,466
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.125            2,200,000             2,249,654
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.000            3,000,000             3,343,710
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-37                            5.000            2,200,000             1,753,444
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.750            1,240,000             1,267,268
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.000              570,000               592,127
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (NPFGC)
 08-01-22                            5.000            2,000,000             2,220,680
                                                                      ---------------
Total                                                                      23,180,039
-------------------------------------------------------------------------------------

MICHIGAN (1.1%)
City of Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (NPFGC)
 07-01-21                            5.000            1,350,000             1,372,343
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
 10-01-22                            5.000            2,350,000             2,507,380
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (AGM)
 06-01-19                            5.000            1,500,000             1,611,030
Troy School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (NPFGC)(Qualified School Board
 Loan Fund)
 05-01-24                            5.000            1,600,000             1,684,736
                                                                      ---------------
Total                                                                       7,175,489
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

MINNESOTA (3.0%)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-23                            6.375%          $1,000,000            $1,136,550
 11-15-32                            6.750            1,000,000             1,118,810
City of St. Louis Park
 Refunding Revenue Bonds
 Park Nicollet Health Services
 Series 2009
 07-01-39                            5.750            2,350,000             2,330,166
City of St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.500            6,700,000             6,906,896
 07-01-30                            5.750              800,000               812,872
Duluth Independent School District No. 709
 Certificate of Participation
 Series 2008B (School District Credit
 Enhancement Program)
 02-01-26                            4.750            1,000,000             1,068,070
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-Backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.450            2,919,622             3,034,188
Perham Hospital District
 Revenue Bonds
 Perham Memorial Hospital & Home
 Series 2010
 03-01-35                            6.350            1,000,000             1,020,270
 03-01-40                            6.500              700,000               719,243
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-22                            5.250            1,185,000             1,199,208
 05-15-36                            5.250              750,000               700,688
                                                                      ---------------
Total                                                                      20,046,961
-------------------------------------------------------------------------------------

MISSISSIPPI (0.7%)
Mississippi Business Finance Corp.
 Revenue Bonds
 Series 2009A
 05-01-24                            4.700            1,250,000             1,244,150
 05-01-37                            5.000              815,000               807,820
Mississippi Home Corp.
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
 12-01-37                            5.850            2,340,000             2,522,894
                                                                      ---------------
Total                                                                       4,574,864
-------------------------------------------------------------------------------------

MISSOURI (4.4%)
Arnold Retail Corridor Transportation Development District
 Revenue Bonds
 Series 2010
 05-01-38                            6.650            5,000,000             5,003,100
City of Manchester
 Refunding Tax Allocation Bonds
 Highway 141/Manchester Road Project
 Series 2010
 11-01-25                            6.000            1,000,000             1,004,940
City of St. Louis
 Revenue Bonds
 Lambert-St. Louis International
 Series 2009A-1
 07-01-34                            6.625            1,050,000             1,120,403
County of Boone
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-38                            5.375            1,700,000             1,703,757
Kirkwood Industrial Development Authority
 Revenue Bonds
 Aberdeen Heights
 Series 2010A
 05-15-39                            8.250            3,000,000             3,005,880
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (NPFGC)
 01-01-20                            5.000            2,000,000             2,038,960


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
MISSOURI (CONT.)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Coxhealth
 Series 2008
 11-15-29                            5.250%          $2,525,000            $2,542,094
 11-15-33                            5.500            1,500,000             1,523,280
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2008A
 03-15-39                            5.375           10,000,000            10,933,700
                                                                      ---------------
Total                                                                      28,876,114
-------------------------------------------------------------------------------------

NEBRASKA (2.3%)
Douglas County Hospital Authority No. 2
 Refunding Revenue Bonds
 Health Facilities Children's Hospital
 Series 2008
 08-15-31                            6.125            2,250,000             2,384,753
Douglas County Hospital Authority No. 2
 Revenue Bonds
 Health Facilities-Immanuel Obligation Group
 Series 2010
 01-01-40                            5.625              875,000               886,270
Elkhorn School District
 Unlimited General Obligation Bonds
 Elkhorn Public Schools
 Series 2009
 06-15-28                            6.000              500,000               534,080
Lancaster County Hospital Authority No. 1
 Revenue Bonds
 Immanuel Obligation Group
 Series 2010
 01-01-40                            5.625            1,625,000             1,645,930
Madison County Hospital Authority No. 1
 Revenue Bonds
 Faith Regional Health Services Project
 Series 2008A-1
 07-01-33                            6.000            3,500,000             3,615,395
Municipal Energy Agency of Nebraska
 Refunding Revenue Bonds
 Series 2009A (BHAC)
 04-01-39                            5.375            3,000,000             3,225,810
Nebraska Elementary & Secondary School Finance Authority
 Revenue Bonds
 Boys Town Project
 Series 2008
 09-01-28                            4.750            2,200,000             2,248,114
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-39                            5.250              350,000               375,480
                                                                      ---------------
Total                                                                      14,915,832
-------------------------------------------------------------------------------------

NEVADA (2.4%)
Clark County Water Reclamation District
 Limited General Obligation Bonds
 Series 2009A
 07-01-34                            5.250            6,500,000             6,910,085
County of Clark
 Revenue Bonds
 Las Vegas-McCarran International Airport
 Series 2010A
 07-01-34                            5.125            4,250,000             4,264,195
Las Vegas Valley Water District
 Limited General Obligation Bonds
 Water Improvement
 Series 2006A (AGM)
 06-01-24                            5.000            1,000,000             1,052,940
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (AGM)
 07-01-32                            4.750            3,775,000             3,788,703
                                                                      ---------------
Total                                                                      16,015,923
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)

NEW HAMPSHIRE (0.7%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Elliot Hospital Obligation Group
 Series 2009A
 10-01-39                            6.125%          $2,750,000            $2,797,630
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 Dartmouth-Hitchcock
 Series 2009
 08-01-38                            6.000            2,000,000             2,127,400
                                                                      ---------------
Total                                                                       4,925,030
-------------------------------------------------------------------------------------

NEW JERSEY (1.1%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.625            4,950,000             4,951,782
Tobacco Settlement Financing Corp.
 Prerefunded Asset-Backed Revenue Bonds
 Series 2002
 06-01-37                            6.000            2,175,000             2,402,962
                                                                      ---------------
Total                                                                       7,354,744
-------------------------------------------------------------------------------------

NEW MEXICO (0.4%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare Services
 Series 2008A
 08-01-32                            6.375            2,165,000             2,403,973
-------------------------------------------------------------------------------------

NEW YORK (5.6%)
Brooklyn Arena Local Development Corp.
 Revenue Bonds
 Barclays Center Project
 Series 2009
 07-15-30                            6.000            1,500,000             1,539,585
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (AGM)
 11-01-22                            5.000            2,600,000             2,759,848
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
 08-01-20                            5.000            3,660,000             3,992,071
City of New York
 Unlimited General Obligation Bonds
 Subordinated Series 2006J-1
 06-01-25                            5.000            1,500,000             1,601,505
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.000            2,500,000             2,693,324
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.000              500,000               526,175
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.000            1,000,000               985,270
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.000            1,250,000             1,357,000
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General
 Series 1993A
 07-01-18                            5.750            5,500,000             6,341,225
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.000            4,250,000             4,485,067
New York State Environmental Facilities Corp.
 Revenue Bonds
 New York City Municipal Water Financing Project
 2nd Resolution
 Series 2004
 06-15-26                            5.000            4,000,000             4,302,680


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York State Urban Development Corp.
 Refunding Revenue Bonds
 Service Contract
 Series 2008B
 01-01-29                            4.750%          $1,500,000            $1,537,410
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.250              500,000(d)            456,830
 12-01-23                            5.000              750,000(d)            613,470
Tobacco Settlement Financing Corp.
 Asset-Backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.500            2,250,000             2,458,395
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 Series 2008C
 11-15-38                            5.000            1,000,000             1,050,660
                                                                      ---------------
Total                                                                      36,700,515
-------------------------------------------------------------------------------------

NORTH CAROLINA (0.6%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
 06-01-28                            5.000            1,750,000             1,810,165
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.000            2,165,000             2,398,495
                                                                      ---------------
Total                                                                       4,208,660
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.4%)
County of Ward
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.250              625,000               651,575
 07-01-25                            5.125            2,250,000             2,049,953
                                                                      ---------------
Total                                                                       2,701,528
-------------------------------------------------------------------------------------

OHIO (3.5%)
Buckeye Tobacco Settlement Financing Authority
 Asset-Backed Senior Turbo Revenue Bonds
 Series 2007A-2
 06-01-47                            5.875            6,125,000             4,386,970
Cleveland State University
 Revenue Bonds
 Series 2004 (NPFGC/FGIC)
 06-01-24                            5.250            1,500,000             1,580,805
County of Miami
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-26                            5.250            1,750,000             1,757,333
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.750            2,435,000             2,530,890
Ohio Higher Educational Facility Commission
 Revenue Bonds
 Kenyon College Project
 Series 2010
 07-01-44                            5.000           10,000,000            10,190,099
Ohio Higher Educational Facility Commission
 Revenue Bonds
 University Hospital Health Systems
 Series 2009A
 01-15-39                            6.750            2,300,000             2,456,538
                                                                      ---------------
Total                                                                      22,902,635
-------------------------------------------------------------------------------------

OREGON (0.8%)
City of Keizer
 Special Assessment Bonds
 Keizer Station Area
 Series 2008A
 06-01-31                            5.200              955,000               970,624
Oregon Health & Science University
 Revenue Bonds
 Series 2009A
 07-01-39                            5.750            1,500,000             1,593,690


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
OREGON (CONT.)
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
 07-01-24                            4.800%          $2,580,000            $2,607,503
                                                                      ---------------
Total                                                                       5,171,817
-------------------------------------------------------------------------------------

PENNSYLVANIA (1.6%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (NPFGC/FGIC)
 10-01-17                            5.810            5,115,000(g)          3,780,087
Allegheny County Hospital Development Authority
 Revenue Bonds
 University of Pittsburgh Medical Center
 Series 2009
 08-15-39                            5.625            1,800,000             1,846,008
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
 11-15-22                            5.000            2,500,000             2,454,500
Northampton County General Purpose Authority
 Revenue Bonds
 Saint Luke's Hospital Project
 Series 2008A
 08-15-28                            5.375            1,000,000             1,006,180
Pennsylvania Higher Educational Facilities Authority
 Revenue Bonds
 Edinboro University Foundation
 Series 2010
 07-01-43                            6.000              750,000(i)            754,463
Philadelphia Municipal Authority
 Revenue Bonds
 Lease
 Series 2009
 04-01-34                            6.500              700,000               756,063
                                                                      ---------------
Total                                                                      10,597,301
-------------------------------------------------------------------------------------

PUERTO RICO (0.8%)(c)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2010XX
 07-01-40                            5.250            3,000,000             3,027,930
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.000            2,000,000             2,043,140
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.000              515,000               502,908
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.250               20,000                22,914
                                                                      ---------------
Total                                                                       5,596,892
-------------------------------------------------------------------------------------

RHODE ISLAND (0.8%)
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 10-01-26                            4.650            2,000,000             2,020,620
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 04-01-33                            4.850            2,985,000             2,976,642
                                                                      ---------------
Total                                                                       4,997,262
-------------------------------------------------------------------------------------

SOUTH CAROLINA (1.2%)
Charleston Educational Excellence Finance Corp. Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                            5.250            2,500,000             2,601,700
Lexington County Health Services District, Inc. Prerefunded Revenue Bonds
 Series 2004
 05-01-24                            5.500            2,100,000             2,423,337


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
SOUTH CAROLINA (CONT.)
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Electric
 Series 1991 (NPFGC/FGIC)
 01-01-21                            6.250%          $1,000,000            $1,183,180
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
 04-01-38                            4.750            1,000,000               998,410
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.000              395,000               412,052
                                                                      ---------------
Total                                                                       7,618,679
-------------------------------------------------------------------------------------

TEXAS (4.8%)
Bexar County Health Facilities Development Corp. Revenue Bonds
 Army Retirement Residence Project
 Series 2010
 07-01-45                            6.200            1,100,000             1,114,740
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds
 Roman Catholic Diocese
 Series 2005B
 04-01-45                            6.125              550,000               553,377
City of Austin
 Refunding Revenue Bonds
 Series 2008A
 11-15-35                            5.250            2,000,000             2,087,400
City of San Antonio
 Revenue Bonds
 Series 2003 (NPFGC)
 02-01-20                            5.000            1,980,000             2,124,302
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-27                            5.000            3,795,000             4,124,672
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 08-15-34                            4.750            1,400,000             1,443,120
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                            5.000            1,000,000             1,090,700
Galena Park Independent School District
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002 (Permanent School Fund Guarantee)
 08-15-28                            5.090            5,270,000(g)          2,309,999
Harris County Health Facilities Development Corp. Refunding Revenue Bonds
 Memorial Hermann Healthcare System
 Series 2008B
 12-01-35                            7.250            2,200,000             2,485,934
Spring Independent School District
 Unlimited General Obligation Bonds
 Schoolhouse
 Series 2009 (Permanent School Fund Guarantee)
 08-15-34                            5.000            4,500,000             4,766,894
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                            4.750              500,000(h)            507,850
Tarrant County Cultural Education Facilities Finance Corp.
 Revenue Bonds
 Stayton at Museum Way
 Series 2009A
 11-15-44                            8.250            3,000,000             2,993,010
Texas A&M University
 Revenue Bonds
 Financing System
 Series 2009A
 05-15-25                            5.000            2,500,000             2,766,075
 05-15-26                            5.000            2,500,000             2,744,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
TEXAS (CONT.)
Uptown Development Authority
 Tax Allocation Bonds
 Infrastructure Improvement Facilities
 Series 2009
 09-01-29                            5.500%            $500,000              $506,470
                                                                      ---------------
Total                                                                      31,618,543
-------------------------------------------------------------------------------------

VIRGINIA (0.9%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                            5.125            1,800,000             1,836,918
Tobacco Settlement Financing Corp.
 Asset-Backed Revenue Bonds
 Series 2005
 06-01-26                            5.500            1,300,000             1,452,672
Tobacco Settlement Financing Corp.
 Prerefunded Asset-Backed Revenue Bonds
 Series 2005
 06-01-37                            5.625            2,000,000             2,354,100
                                                                      ---------------
Total                                                                       5,643,690
-------------------------------------------------------------------------------------

WASHINGTON (5.0%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (AGM)
 03-01-26                            5.125            3,415,000             3,498,258
County of Yakima
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
 12-01-21                            5.000            2,425,000             2,622,444
Energy Northwest
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (NPFGC)
 07-01-13                            6.610           10,360,000(g)          9,855,882
Energy Northwest
 Revenue Bonds
 Columbia Generating Station
 Series 2007D
 07-01-22                            5.000            2,900,000             3,213,229
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-27                            5.000            4,000,000             4,213,160
State of Washington
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 07-01-27                            5.000            2,500,000             2,710,825
Washington Health Care Facilities Authority
 Revenue Bonds
 Overlake Hospital Medical Center
 Series 2010
 07-01-30                            5.500            3,000,000             3,009,060
Washington Health Care Facilities Authority
 Revenue Bonds
 Swedish Health Services
 Series 2009A
 11-15-33                            6.500            2,930,000             3,071,607
Washington Higher Education Facilities Authority
 Refunding Revenue Bonds
 Whitworth University Project
 Series 2009
 10-01-40                            5.625            1,050,000             1,057,119
                                                                      ---------------
Total                                                                      33,251,584
-------------------------------------------------------------------------------------

WEST VIRGINIA (0.1%)
West Virginia Economic Development Authority
 Refunding Revenue Bonds
 Appalachian Power Amos
 Series 2010A
 12-01-38                            5.375              900,000               899,343
-------------------------------------------------------------------------------------

WISCONSIN (3.8%)
Badger Tobacco Asset Securitization Corp.
 Asset-Backed Revenue Bonds
 Series 2002
 06-01-27                            6.125              650,000               693,375
State of Wisconsin
 Revenue Bonds
 Series 2009A
 05-01-33                            5.750            3,000,000             3,275,340


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
WISCONSIN (CONT.)
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-25                            5.125%          $4,310,000            $4,050,538
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Aurora Health Care, Inc.
 Series 2010A
 04-15-39                            5.625            1,400,000             1,413,104
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Medical College Wisconsin
 Series 2008A
 12-01-35                            5.250            3,600,000             3,584,952
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Prohealth Care, Inc. Obligation Group
 Series 2009
 02-15-39                            6.625            5,300,000             5,753,680
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
 04-01-38                            5.750            6,000,000             6,078,779
                                                                      ---------------
Total                                                                      24,849,768
-------------------------------------------------------------------------------------

WYOMING (0.1%)
Wyoming Municipal Power Agency
 Revenue Bonds
 Series 2009A
 01-01-36                            5.000              700,000               706,783
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $618,714,697)                                                     $653,038,849
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.5%)(j)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION(E,F)               RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (0.7%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-16                            5.500%          $4,000,000(d)         $4,554,320
-------------------------------------------------------------------------------------

MISSOURI (1.1%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2009A
 05-15-17                            5.000            7,000,000(d)          7,495,600
-------------------------------------------------------------------------------------

NORTH CAROLINA (0.7%)
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 04-01-17                            5.000            4,000,000(d)          4,228,040
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $15,984,924)                                                       $16,277,960
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   142,069                $142,069
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $142,069)                                                             $142,069
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $634,841,690)(k)                                                  $669,458,878
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MAY 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury Note, 5-
  year                          (66)       $(7,750,875)   July 2010        $(124,880)
U.S. Treasury Note, 5-
  year                          (70)        (8,167,031)   Oct. 2010          (16,511)
U.S. Treasury Note, 10-
  year                          (42)        (5,068,219)   June 2010         (152,334)
U.S. Treasury Note, 10-
  year                         (129)       (15,463,875)  Sept. 2010          (65,209)
------------------------------------------------------------------------------------
Total                                                                      $(358,934)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. Municipal securities represented 0.85% of net assets at May 31, 2010.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the value of these securities amounted to $18,268,606 or 2.76% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     GNMA   --   Government National Mortgage Association
     NPFGC  --   National Public Finance Guarantee Corporation
     XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
26  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(g) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) At May 31, 2010, investments in securities included securities valued at $467,480 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i) At May 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,410,194. See Note 2 to the financial statements.

(j)  Municipal Bonds Held in Trust -- See Note 2 to the financial statements.

(k) At May 31, 2010, the cost of securities for federal income tax purposes was approximately $623,592,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $39,368,000
     Unrealized depreciation                          (4,751,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $34,617,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
28  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2010:

                                                FAIR VALUE AT MAY 31, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                      $--       $653,038,849         $--        $653,038,849
  Municipal Bonds Held in
    Trust                               --         16,277,960          --          16,277,960
---------------------------------------------------------------------------------------------
Total Bonds                             --        669,316,809          --         669,316,809
---------------------------------------------------------------------------------------------
Other
  Unaffiliated Money
    Market Fund(b)                 142,069                 --          --             142,069
---------------------------------------------------------------------------------------------
Total Other                        142,069                 --          --             142,069
---------------------------------------------------------------------------------------------
Investments in Securities          142,069        669,316,809          --         669,458,878
Other Financial
  Instruments(c)                  (358,934)                --          --            (358,934)
---------------------------------------------------------------------------------------------
Total                            $(216,865)      $669,316,809         $--        $669,099,944
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  29

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value (identified cost
  $634,699,621)                                                    $669,316,809
Money market fund (identified cost $142,069)                            142,069
-------------------------------------------------------------------------------
Total investments in securities (identified cost $634,841,690)      669,458,878
Capital shares receivable                                               118,920
Dividends and accrued interest receivable                             9,288,436
Receivable for investment securities sold                             1,047,188
-------------------------------------------------------------------------------
Total assets                                                        679,913,422
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       628,982
Capital shares payable                                                1,192,107
Payable for investment securities purchased                           5,410,194
Variation margin payable on futures contracts                           118,812
Short-term floating rate notes outstanding                           11,250,000
Accrued investment management services fees                               7,437
Accrued distribution fees                                               131,943
Accrued transfer agency fees                                                932
Accrued administrative services fees                                      1,248
Other accrued expenses                                                   96,260
-------------------------------------------------------------------------------
Total liabilities                                                    18,837,915
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $661,075,507
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,746,766
Additional paid-in capital                                          640,340,124
Undistributed net investment income                                   1,304,173
Accumulated net realized gain (loss)                                (16,573,810)
Unrealized appreciation (depreciation) on investments                34,258,254
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $661,075,507
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                         NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                $638,193,858          168,633,598                       $3.78(1)
Class B                $ 13,931,847            3,678,895                       $3.79
Class C                $  8,949,802            2,364,081                       $3.79
------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $3.97. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $16,963,765
Income distributions from money market fund                                328
------------------------------------------------------------------------------
Total income                                                        16,964,093
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,340,664
Distribution fees
  Class A                                                              789,192
  Class B                                                               70,385
  Class C                                                               42,761
Transfer agency fees
  Class A                                                              162,779
  Class B                                                                4,046
  Class C                                                                2,324
Administrative services fees                                           224,805
Interest and fee expense                                                39,633
Compensation of board members                                           10,717
Custodian fees                                                           5,385
Printing and postage                                                    29,750
Registration fees                                                       31,850
Professional fees                                                       16,591
Other                                                                   21,035
------------------------------------------------------------------------------
Total expenses                                                       2,791,917
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (83,775)
------------------------------------------------------------------------------
Total net expenses                                                   2,708,142
------------------------------------------------------------------------------
Investment income (loss) -- net                                     14,255,951
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              4,154,941
  Futures contracts                                                   (841,576)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              3,313,365
Net change in unrealized appreciation (depreciation) on
  investments                                                        8,485,422
------------------------------------------------------------------------------
Net gain (loss) on investments                                      11,798,787
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $26,054,738
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                       MAY 31, 2010  NOV. 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $ 14,255,951  $  28,097,312
Net realized gain (loss) on investments                                   3,313,365     (7,935,023)
Net change in unrealized appreciation (depreciation) on
  investments                                                             8,485,422     72,634,884
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          26,054,738     92,797,173
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (13,735,620)   (26,977,808)
    Class B                                                                (252,943)      (665,605)
    Class C                                                                (154,188)      (253,292)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (14,142,751)   (27,896,705)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         23,084,758     81,031,568
  Class B shares                                                            296,697      2,982,580
  Class C shares                                                          1,501,540      3,785,687
Reinvestment of distributions at net asset value
  Class A shares                                                         10,036,817     19,680,129
  Class B shares                                                            214,352        556,451
  Class C shares                                                            137,630        225,220
Conversions from Class B to Class A
  Class A shares                                                                 12      6,800,725
  Class B shares                                                                (12)    (6,800,725)
Payments for redemptions
  Class A shares                                                        (51,594,663)  (108,413,284)
  Class B shares                                                         (1,506,469)    (3,618,087)
  Class C shares                                                         (1,290,568)    (1,852,686)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (19,119,906)    (5,622,422)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (7,207,919)    59,278,046
Net assets at beginning of period                                       668,283,426    609,005,380
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $661,075,507  $ 668,283,426
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  1,304,173  $   1,190,973
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                     SIX MONTHS                       YEAR ENDED NOV. 30,
CLASS A                                            ENDED MAY 31,      ---------------------------------------------------
PER SHARE DATA                                          2010           2009        2008        2007       2006       2005
                                                    (UNAUDITED)
Net asset value, beginning of period                   $3.72           $3.37       $3.79      $3.90      $3.84      $3.89
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .08             .16         .15        .15        .14        .14
Net gains (losses) (both realized and
 unrealized)                                             .06             .34        (.42)      (.11)       .08       (.02)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .14             .50        (.27)       .04        .22        .12
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.08)           (.15)       (.15)      (.15)      (.14)      (.14)
Distributions from realized gains                         --              --          --         --       (.02)      (.03)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.08)           (.15)       (.15)      (.15)      (.16)      (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $3.78           $3.72       $3.37      $3.79      $3.90      $3.84
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           3.79%          15.20%      (7.33%)     1.04%      5.83%      3.06%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee  expense)(b)               .83%(c)         .82%        .89%       .94%       .95%       .91%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee expense)(b),(d)            .80%(c)         .79%        .86%       .91%       .91%       .90%
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee  expense)                  .82%(c)         .82%        .82%       .82%       .83%       .83%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee expense)(d)                .79%(c)         .79%        .79%       .79%       .79%       .82%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           4.39%(c)        4.30%       4.14%      3.91%      3.70%      3.55%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $638            $645        $584       $683       $788       $601
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  14%             29%         37%        51%        32%        29%
-------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                     SIX MONTHS                       YEAR ENDED NOV. 30,
CLASS B                                            ENDED MAY 31,      ---------------------------------------------------
PER SHARE DATA                                          2010           2009        2008        2007       2006       2005
                                                    (UNAUDITED)
Net asset value, beginning of period                   $3.72           $3.37       $3.79      $3.90      $3.84      $3.89
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .07             .13         .12        .12        .11        .11
Net gains (losses) (both realized and
 unrealized)                                             .07             .35        (.42)      (.11)       .08       (.02)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .14             .48        (.30)       .01        .19        .09
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.07)           (.13)       (.12)      (.12)      (.11)      (.11)
Distributions from realized gains                         --              --          --         --       (.02)      (.03)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.07)           (.13)       (.12)      (.12)      (.13)      (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $3.79           $3.72       $3.37      $3.79      $3.90      $3.84
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           3.69%          14.32%      (8.02%)      .28%      5.03%      2.29%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee  expense)(b)              1.58%(c)        1.57%       1.64%      1.69%      1.70%      1.67%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee expense)(b),(d)           1.56%(c)        1.55%       1.61%      1.66%      1.67%      1.66%
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee  expense)                 1.57%(c)        1.57%       1.57%      1.57%      1.58%      1.59%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee expense)(d)               1.55%(c)        1.55%       1.54%      1.54%      1.55%      1.58%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.63%(c)        3.53%       3.39%      3.11%      2.93%      2.78%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $14             $15         $20        $26        $43        $29
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  14%             29%         37%        51%        32%        29%
-------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     SIX MONTHS                       YEAR ENDED NOV. 30,
CLASS C                                            ENDED MAY 31,      ---------------------------------------------------
PER SHARE DATA                                          2010           2009        2008        2007       2006       2005
                                                    (UNAUDITED)
Net asset value, beginning of period                   $3.72           $3.37       $3.79      $3.90      $3.84      $3.89
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .07             .13         .12        .12        .11        .11
Net gains (losses) (both realized and
 unrealized)                                             .07             .35        (.42)      (.11)       .08       (.02)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .14             .48        (.30)       .01        .19        .09
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.07)           (.13)       (.12)      (.12)      (.11)      (.11)
Distributions from realized gains                         --              --          --         --       (.02)      (.03)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.07)           (.13)       (.12)      (.12)      (.13)      (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $3.79           $3.72       $3.37      $3.79      $3.90      $3.84
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           3.69%          14.33%      (8.02%)      .28%      5.03%      2.29%
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee  expense)(b)              1.58%(c)        1.57%       1.64%      1.69%      1.70%      1.68%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee expense)(b),(d)           1.55%(c)        1.54%       1.61%      1.66%      1.67%      1.67%
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee  expense)                 1.57%(c)        1.57%       1.57%      1.57%      1.58%      1.60%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee expense)(d)               1.54%(c)        1.54%       1.54%      1.54%      1.55%      1.59%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.64%(c)        3.55%       3.35%      3.14%      2.93%      2.78%
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $9              $8          $6         $5         $7         $4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  14%             29%         37%        51%        32%        29%
-------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(b) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MAY 31, 2010)

1. ORGANIZATION

RiverSource Tax-Exempt Bond Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included

--------------------------------------------------------------------------------
36  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2010, the Fund has outstanding when-issued securities of $5,410,194.

INVERSE FLOATER PROGRAM TRANSACTIONS
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trust, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust, if any, at May 31, 2010, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended May 31, 2010, the average value of short-term floating rate notes outstanding was $9,173,077 and the average interest rate and fees related to these short-term floating rate notes was 0.88%.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
38  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
40  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MAY 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Interest rate                                         Net assets
  contracts                                            -- unrealized
                                                      depreciation on
                             N/A              N/A     investments           $358,934*
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Interest rate contracts                           $(841,576)
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Interest rate contracts                            $151,397
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $36.5 million at May 31, 2010. The monthly average gross notional amounts for short contracts was $14.1 million for the six months ended May 31, 2010. The fair value of such contracts at May 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The management fee for the six months ended May 31, 2010 was 0.41% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended May 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2010, other expenses paid to this company were $957.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and

--------------------------------------------------------------------------------
42  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $424,000 and $77,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $277,924 for Class A, $1,228 for Class B and $1,792 for Class C for the six months ended May 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended May 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*) were as follows:

Class A..............................................  0.79%
Class B..............................................  1.55
Class C..............................................  1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $36,508
Class B............................................      814
Class C............................................      614


The management fees waived/reimbursed at the Fund level were $45,839.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Jan. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


floater programs and fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.79%
Class B..............................................  1.55
Class C..............................................  1.54


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $91,578,647 and $99,058,067, respectively, for the six months ended May 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         MAY 31, 2010    NOV. 30, 2009
----------------------------------------------------------------------
CLASS A
Sold                                        6,154,085      23,255,441
Converted from Class B*                             3       1,873,478
Reinvested distributions                    2,670,294       5,460,648
Redeemed                                  (13,748,615)    (30,484,683)
----------------------------------------------------------------------
Net increase (decrease)                    (4,924,233)        104,884
----------------------------------------------------------------------

CLASS B
Sold                                           79,173         848,026
Reinvested distributions                       56,984         155,081
Converted to Class A*                              (3)     (1,873,478)
Redeemed                                     (401,340)     (1,014,926)
----------------------------------------------------------------------
Net increase (decrease)                      (265,186)     (1,885,297)
----------------------------------------------------------------------

CLASS C
Sold                                          400,029       1,058,441
Reinvested distributions                       36,611          62,342
Redeemed                                     (343,796)       (510,698)
----------------------------------------------------------------------
Net increase (decrease)                        92,844         610,085
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
44  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended May 31, 2010.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $18,155,779 at Nov. 30, 2009, that if not offset by capital gains will expire as follows:

  2014         2016          2017
$729,269    $9,046,561    $8,379,949


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
46  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
48  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


Fund's investment performance was appropriate in light of the particular management style.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also

--------------------------------------------------------------------------------
50  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2010 SEMIANNUAL REPORT  51

RIVERSOURCE TAX-EXEMPT BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6315 AA (7/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Series, Inc.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date August 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date August 4, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 4, 2010